Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Operating activities
Net loss	$ (4,369,934)	$ (4,551,038)
Adjustments for:
Amortization of intangible assets	8,223	12,509
Amortization of right-of-use asset	29,965	35,381
Interest on lease liability	3,924	2,907
Exchange rate differences	2,288	(622)
Dividend received		16,555
Share issuance costs allocated to derivate warrant liability	115,046
Depreciation of property and equipment	1,372	5,603
Changes in fair value of derivative warrant liability	83,080	(121,774)
Share-based compensation	701,374	329,032
Unrealized (gain) loss on short-term investment	(415,826)	70,971
Realized loss on short-term investment	423,438
Tax expenses	39,759	6,019
Changes in working capital:
Decrease (increase) in other receivables	54,820	(153,550)
Increase in prepaid expenses	(83,380)	(136,599)
Decrease in accounts payable and accrued liabilities	(382,275)	(898,795)
Increase (decrease) in due to / from related parties	6,612	(164,903)
Net cash used in operating activities	(3,781,514)	(5,548,304)
Investing activities
Proceeds from sale of short-term investment	78,500
Restricted Cash	33,803	7,686
Net cash generated in investing activities	112,303	7,686
Financing activities
Proceeds from issuance of common shares and warrants, net of issuance costs (Note 6c (iii))	1,824,773	9,300,048
Proceeds received from issuance of shares	103,387
Proceeds received from exercise of warrants (Notes 6c (ii, v, ix))	4,035,568
Repayment of lease liabilities	(32,555)	(40,922)
Net cash provided by financing activities	5,931,173	9,259,126
Effect of foreign exchange rate changes on cash and cash equivalents	(10,053)	(26)
Net increase in cash and cash equivalents	2,251,909	3,718,482
Cash and cash equivalents at beginning of period	5,427,739	128,777
Cash and cash equivalents at end of period	7,679,648	3,847,259
Supplementary disclosure of cash flow information:
Cash received as interest	210,090	40,636
Cash paid for taxes	269,007
Non-cash financing and investing activities
Derivative liability converted to equity		290,569
Right of use assets obtained in exchange for lease liabilities	181,779
Early termination of office lease (Note 4c)	$ (88,562)